Document and Entity Information	Mar. 16, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001382101
Document Type	8-K
Document Period End Date	Mar. 16, 2020
Entity Registrant Name	SUTRO BIOPHARMA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38662
Entity Tax Identification Number	47-0926186
Entity Address, Address Line One	310 Utah Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	392-8412
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	STRO
Security Exchange Name	NASDAQ